Loans and other borrowings - Summary of Unutilised Facilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of facilities provided by banks [Line Items]
Unutilised facilities provided by banks	$ 1,155	$ 1,310
Less than 1 year [member]
Disclosure of facilities provided by banks [Line Items]
Unutilised facilities provided by banks	69	70
After two but before five years [member]
Disclosure of facilities provided by banks [Line Items]
Unutilised facilities provided by banks	$ 1,086	$ 1,240